Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Interest income
Loans and lease financing	$ 106,900	$ 100,234	$ 316,958	$ 303,594	$ 405,702	$ 399,209
Available-for-sale securities	21,123	17,750	57,135	55,066	73,615	64,069
Other	1,311	1,120	6,114	3,079	4,529	4,005
Total interest income	129,334	119,104	380,207	361,739	483,846	467,283
Interest expense
Deposits	6,632	5,504	19,602	16,470	22,314	23,262
Short-term borrowings and long-term debt	19	50	183	166	207	223
Total interest expense	6,651	5,554	19,785	16,636	22,521	23,485
Net interest income	122,683	113,550	360,422	345,103	461,325	443,798
Provision for loan and lease losses	2,100	2,550	4,700	7,400	9,900	11,100
Net interest income after provision for loan and lease losses	120,583	111,000	355,722	337,703	451,425	432,698
Noninterest income
Service charges on deposit accounts	9,575	10,441	28,759	30,656	40,850	42,889
Credit and debit card fees	14,103	13,858	41,732	41,633	56,416	56,569
Other service charges and fees	8,768	9,916	26,909	29,651	38,641	37,213
Trust and investment services income	7,508	7,372	22,236	22,610	29,671	27,736
Bank-owned life insurance	7,115	1,898	13,263	7,297	9,976	13,769
Investment securities gains, net					12,321	20,822
Other	1,591	8,886	9,920	17,375	23,528	10,239
Total noninterest income	48,690	56,502	168,580	164,215	211,403	209,237
Noninterest expense:
Salaries and employee benefits	42,106	42,696	128,762	126,990	170,233	157,096
Contracted services and professional fees	10,430	10,964	33,124	32,196	42,663	37,919
Occupancy	4,870	4,077	14,991	14,326	16,975	22,172
Equipment	4,192	3,885	12,135	10,986	15,836	13,262
Regulatory assessment and fees	3,546	2,404	8,869	7,124	9,490	8,320
Advertising and marketing	1,769	1,199	4,818	4,028	6,446	6,391
Card rewards program	4,512	3,503	10,743	11,914	17,687	18,301
Other	11,379	10,649	32,899	31,743	40,271	34,230
Total noninterest expense	82,804	79,377	246,341	239,307	319,601	297,691
Income before income taxes	86,469	88,125	277,961	262,611	343,227	344,244
Provision for income taxes	33,234	33,236	104,335	99,042	129,447	127,572
Net income	$ 53,235	$ 54,889	$ 173,626	$ 163,569	$ 213,780	$ 216,672
Basic earnings per share (in dollars per share)	$ 0.38	$ 0.39	$ 1.24	$ 1.17	$ 1.53	$ 1.55
Diluted earnings per share (in dollars per share)	$ 0.38	$ 0.39	$ 1.24	$ 1.17	$ 1.53	$ 1.55
Basic and diluted weighted-average outstanding shares					139,459,620	139,459,620